BASIS OF PRESENTATION, ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ 53,644,310	$ 44,604,479
Cash and Cash Equivalents, at Carrying Value	$ 1,105,291	$ 2,821,570